Non-current assets held for sale (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	€ 23,461	€ 22,974
Other assets	10,068	9,766
Total non-current assets held for sale	5,543	€ 15,280
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	5,541		€ 11,661
Foreclosed assets	5,450		11,566
Other tangible assets held for sale	91		95
Other assets	2		3,619
Total non-current assets held for sale	5,543		15,280
Spain
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	5,373
Spain | Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	€ 4,522		€ 10,533